RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 04, 2021	Sep. 30, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Jan. 05, 2021
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party								$ 162,892
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note									$ 300,000
Repayment of promissory note - related party	$ 162,892					$ 162,892
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month		$ 10,000
Expenses incurred			$ 30,000	$ 60,000	$ 30,000	120,000		$ 30,000
Expenses paid			20,000	20,000	$ 60,000
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant			$ 1,500,000	$ 1,500,000		$ 1,500,000
Price of warrant			$ 1.00	$ 1.00		$ 1.00
Expenses incurred				$ 0		$ 0	$ 0